Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Domestic operations	$ 111,302	$ 3,952	$ (257,173)
Foreign operations	3,981	733	1,824
Income (loss) before income taxes	$ 115,283	$ 4,685	$ (255,349)